Putnam Minnesota Tax Exempt Income Fund
The fund's portfolio
2/29/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 3.30% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.1%)(a)
	Rating(RAT)	Principal amount	Value
Guam (1.5%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Baa3	$430,000	$446,015
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Baa3	1,300,000	1,253,056
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	A-	1,000,000	1,031,816

			2,730,887
Minnesota (96.5%)
Anoka-Hennepin, G.O. Bonds, (Indpt. School Dist. No. 11), Ser. A, 3.00%, 2/1/45	AAA	4,100,000	3,400,314
Apple Valley, Sr. Hsg. Rev. Bonds, (Orchard Path Phase II), 4.00%, 9/1/61	BB-/P	400,000	311,945
Aurora, G.O. Bonds, (Indpt. School Dist. No. 2711), Ser. B, zero %, 2/1/29	Aa1	940,000	785,278
Baytown Twp., Lease Rev. Bonds, Ser. A
4.00%, 8/1/41	BB+	1,550,000	1,325,852
4.00%, 8/1/36	BB+	300,000	274,583
Bethel, Charter School Lease Rev. Bonds, (Spectrum High School), Ser. A, 4.25%, 7/1/47	BB+	895,000	753,059
Burnsville, G.O. Bonds, Ser. A, 2.30%, 12/20/28	AAA	1,060,000	983,133
Center City, Hlth. Care Fac. Rev. Bonds, (Hazelden Betty Ford Foundation), 5.00%, 11/1/44	Baa1	500,000	501,026
Central MN Muni. Pwr. Agcy. Rev. Bonds, AGM
5.00%, 1/1/32	AA	250,000	282,061
5.00%, 1/1/31	AA	350,000	393,866
5.00%, 1/1/30	AA	215,000	240,574
4.00%, 1/1/42	AA	340,000	343,144
4.00%, 1/1/33	AA	175,000	184,806
3.00%, 1/1/37	AA	300,000	277,263
3.00%, 1/1/36	AA	300,000	283,239
3.00%, 1/1/35	AA	375,000	358,957
3.00%, 1/1/34	AA	780,000	749,119
Chisholm Cnty., G.O. Bonds, (Indpt. School Dist. No. 695), Ser. A, zero %, 2/1/34	Aa1	525,000	365,032
Chisholm, G.O. Bonds, (Indpt. School Dist. No. 695), Ser. A
5.00%, 2/1/33	Aa1	480,000	544,298
5.00%, 2/1/31	Aa1	830,000	941,614
Circle Pines, G.O. Bonds, (Indpt. School Dist. No. 12), Ser. A, zero %, 2/1/25	AAA	750,000	723,526
Cologne, Charter School Lease Rev. Bonds, Ser. A, 5.00%, 7/1/34	BB+	345,000	344,963
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 5.25%, 7/1/40	BB+	500,000	502,056
Duluth, COP, (Indpt. School Dist. No. 709)
Ser. B, 5.00%, 2/1/28	Aa1	1,390,000	1,495,946
Ser. B, 5.00%, 2/1/27	Aa1	370,000	391,379
Ser. A, 4.00%, 3/1/32 (Prerefunded 3/1/27)	Baa1	1,355,000	1,403,795
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A
4.00%, 7/1/41	BB/P	930,000	738,090
4.00%, 7/1/36	BB/P	250,000	214,316
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Essentia Hlth. Oblig. Group), Ser. A, 5.25%, 2/15/58	A-	1,000,000	1,027,373
(Essentia Hlth. Oblig. Group), 5.00%, 2/15/43	A-	2,000,000	2,047,827
(St. Luke's Hosp. of Duluth Oblig. Group), 4.00%, 6/15/39	BB+	225,000	213,303
(St. Luke's Hosp. of Duluth Oblig. Group), 4.00%, 6/15/38	BB+	375,000	359,811
(St. Luke's Hosp. of Duluth Oblig. Group), 3.00%, 6/15/44	BB+	825,000	627,852
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A
5.50%, 8/1/36	BB+	250,000	250,697
4.50%, 8/1/26	BB+	220,000	219,000
Gibbon, G.O. Bonds, (Indpt. School Dist. No. 2365), Ser. A, 5.00%, 2/1/48	AAA	1,850,000	1,998,665
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	435,352
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	250,000	249,983
Hastings, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 200), Ser. A, zero %, 2/1/30	Aa1	1,000,000	813,147
Hennepin Cnty., G.O. Bonds, Ser. C
5.00%, 12/15/35	AAA	3,000,000	3,372,102
5.00%, 12/1/34	AAA	1,500,000	1,575,104
Hennepin Cnty., VRDN, Ser. B, 3.30%, 12/1/38	A-1+	1,500,000	1,500,000
Hennepin Cnty., Regl. RR Auth. G.O. Bonds, Ser. A, 5.00%, 12/1/35	AAA	3,000,000	3,298,595
Independence, Charter School Rev. Bonds, (Global Academy, Inc.), Ser. A, 4.00%, 7/1/51	BB	650,000	503,048
Maple Grove, Hlth. Care Fac. Rev. Bonds, (Maple Grove Hosp. Corp.)
5.00%, 5/1/32	Baa2	500,000	517,554
5.00%, 5/1/31	Baa2	500,000	519,210
5.00%, 5/1/30	Baa2	850,000	884,129
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5.00%, 1/1/52	A+	2,000,000	2,153,996
Ser. C, 5.00%, 1/1/37	AA-	825,000	868,086
Ser. C, 5.00%, 1/1/36	AA-	825,000	870,872
Ser. A, 5.00%, 1/1/35	A+	900,000	1,061,940
Ser. A, 4.25%, 1/1/52	A+	2,375,000	2,377,991
Minneapolis, G.O. Bonds
(Special School Dist. No. 1), Ser. A, 4.00%, 2/1/35	AAA	1,590,000	1,664,581
3.00%, 12/1/28	AAA	1,650,000	1,641,655
Minneapolis, Rev. Bonds, (YMCA of the Greater Twin Cities)
4.00%, 6/1/31	Baa2	100,000	101,949
4.00%, 6/1/27	Baa2	100,000	101,959
Minneapolis, Hlth. Care Syst. Mandatory Put Bonds (11/15/28), (Allina Hlth.), Ser. A, 5.00%, 11/15/52	A1	2,000,000	2,158,616
Minneapolis, Hlth. Care Syst. Rev. Bonds
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	Baa1	250,000	252,914
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/34	Baa1	2,230,000	2,348,857
(Allina Hlth.), 4.00%, 11/15/40	A1	4,510,000	4,484,415
(Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/38	Baa1	500,000	481,191
Minneapolis, Hlth. Care Syst. VRDN (Fairview Hlth. Svcs. Oblig. Group), Ser. B, 3.25%, 11/15/48	VMIG 1	3,000,000	3,000,000
Minneapolis, Student Hsg. 144A Rev. Bonds, (Riverton Cmnty. Hsg.), 5.00%, 8/1/53	BB/P	500,000	480,629
MN State COP
5.00%, 11/1/41	AA+	3,000,000	3,433,114
5.00%, 11/1/40	AA+	3,500,000	4,026,392
(Legislative Office Fac.), 5.00%, 6/1/37	AA+	3,000,000	3,006,525
MN State Agriculture & Econ. Dev. Board Rev. Bonds, (HealthPartners), 5.25%, 1/1/54	A2	2,500,000	2,751,327
MN State Higher Ed. Fac. Auth. Rev. Bonds
(St. Catherine U.), 5.125%, 10/1/48	Baa1	750,000	770,557
(Carleton College), 5.00%, 3/1/48	Aa2	2,750,000	2,989,578
(Bethel U.), 5.00%, 5/1/47	BB+	1,000,000	923,820
(Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	692,326
(St. Catherine U.), 5.00%, 10/1/43	Baa1	600,000	621,875
(U. of St. Thomas), 5.00%, 10/1/40	A2	1,000,000	1,063,455
(Carleton College), 5.00%, 3/1/39	Aa2	1,010,000	1,141,567
(Carleton College), 5.00%, 3/1/38	Aa2	475,000	539,754
(Carleton College), 5.00%, 3/1/37	Aa2	500,000	575,488
(College of St. Benedict), Ser. 8-K, 5.00%, 3/1/37	Baa2	1,000,000	1,018,076
(U. of St. Thomas), Ser. L-8, 5.00%, 4/1/35	A2	750,000	780,553
(Macalester College), 4.00%, 3/1/48	Aa3	1,000,000	967,783
(St. Olaf College), 4.00%, 10/1/46	A1	5,100,000	5,048,196
(College of St. Benedict), Ser. 8-K, 4.00%, 3/1/43	Baa2	1,000,000	919,062
(College of St. Scholastica, Inc.), 4.00%, 12/1/40	Baa2	1,500,000	1,379,345
(St. John's U.), 4.00%, 10/1/39	A2	425,000	431,152
(St. Catherine U.), Ser. A, 4.00%, 10/1/37	Baa1	580,000	573,835
(Carleton College), 4.00%, 3/1/37	Aa2	500,000	507,379
(St. Catherine U.), Ser. A, 4.00%, 10/1/36	Baa1	920,000	920,639
(College of St. Benedict), 4.00%, 3/1/36	Baa2	410,000	407,381
(St. John's U.), 4.00%, 10/1/35	A2	170,000	175,462
(U. of St. Thomas), Ser. A, 4.00%, 10/1/35	A2	400,000	407,476
(St. John's U.), 4.00%, 10/1/34	A2	175,000	181,200
(U. of St. Thomas), Ser. A, 4.00%, 10/1/34	A2	400,000	408,279
(St. John's U.), 4.00%, 10/1/33	A2	475,000	493,055
(St. Olaf College), Ser. 8-N, 4.00%, 10/1/26	A1	85,000	86,510
(Macalester College), 3.00%, 3/1/43	Aa3	325,000	270,151
(Macalester College), 3.00%, 3/1/40	Aa3	360,000	315,703
(St. John's U.), 3.00%, 10/1/38	A2	245,000	217,947
(St. Olaf College), 3.00%, 10/1/38	A1	2,000,000	1,818,157
(St. John's U.), 3.00%, 10/1/36	A2	420,000	388,615
MN State Hsg. Fin. Agcy. Rev. Bonds, Ser. F, 3.00%, 7/1/52	Aa1	2,710,000	2,622,657
MN State Muni. Gas Agcy. Mandatory Put Bonds (12/1/27), Ser. A, 4.00%, 12/1/52	Aa1	4,000,000	4,008,057
MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
Ser. A, 5.00%, 10/1/34	Aa3	850,000	857,545
5.00%, 10/1/33	Aa3	250,000	252,262
5.00%, 10/1/29	Aa3	350,000	367,545
MN State Office of Higher Ed. Rev. Bonds, (Supplemental Student Loan Program), 4.00%, 11/1/37	AA	200,000	198,704
MN State Res. Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 4.00%, 8/1/39	Aa1	1,000,000	1,002,998
Ser. E, 3.50%, 1/1/46	Aa1	100,000	98,896
MN State Res. Hsg. Fin. Agcy. VRDN, GNMA Coll., FNMA Coll., FHLMC Coll., 3.30%, 1/1/41	VMIG 1	2,000,000	2,000,000
MN State Rural Wtr. Fin. Auth. Rev. Bonds, (Pub. Projects Construction), 4.375%, 4/1/25	AAA/P	2,000,000	2,004,388
Moorhead, Edl. Fac. Rev. Bonds, (Concordia College Corp.), 5.00%, 12/1/40	Baa2	500,000	505,539
Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
5.00%, 1/1/41	A3	400,000	412,325
AGM, 5.00%, 1/1/41	AA	515,000	555,562
AGM, 5.00%, 1/1/39	AA	250,000	272,146
5.00%, 1/1/36	A3	180,000	188,727
5.00%, 1/1/35	A3	170,000	178,657
5.00%, 1/1/34	A3	210,000	220,593
5.00%, 1/1/33	A3	235,000	247,182
5.00%, 1/1/32	A3	215,000	226,554
5.00%, 1/1/31	A3	200,000	211,023
5.00%, 1/1/28	A3	250,000	258,392
Otsego, Charter School Lease Rev. Bonds, (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/44	BB-	200,000	180,296
Ramsey Cnty., G.O. Bonds, Ser. A, 3.375%, 2/1/39	Aaa	580,000	558,947
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	600,000	607,122
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48	AAA	2,000,000	1,975,096
Richfield, G.O. Bonds, (Indpt. School Dist. No. 280), Ser. A, 4.00%, 2/1/36	AAA	1,500,000	1,534,410
Rochester, G.O. Bonds, (Indpt. School Dist. No. 535), Ser. A, 4.00%, 2/1/32	AAA	1,805,000	1,916,757
Rochester, Elec. Util. Rev. Bonds, Ser. A
5.00%, 12/1/36	Aa3	500,000	520,650
5.00%, 12/1/35	Aa3	730,000	763,268
Rochester, Hlth. Care Fac. Rev. Bonds, (Mayo Clinic)
Ser. B, 5.00%, 11/15/36	Aa2	500,000	610,924
4.00%, 11/15/48	Aa2	1,500,000	1,487,909
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic)
Ser. A, 3.40%, 11/15/38	A-1+	6,000,000	6,000,000
Ser. B, 3.40%, 11/15/38	A-1+	2,000,000	2,000,000
Sartell, G.O. Bonds, (Indpt. School Bldg. & Dist. No. 748), Ser. B, zero %, 2/1/34	Aa1	700,000	462,590
Shakopee, G.O. Bonds, (Indpt. School Dist. No. 720), Ser. C, zero %, 2/1/30	Aa1	3,355,000	2,732,865
Shakopee, Hlth. Care Fac. Rev. Bonds, (St. Francis Regl. Med. Ctr.)
5.00%, 9/1/34	A-	670,000	672,469
5.00%, 9/1/29	A-	250,000	250,971
Southern MN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. A
5.00%, 1/1/47	A1	1,815,000	1,907,498
5.00%, 1/1/36	A1	500,000	515,435
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.)
Ser. A, 5.00%, 5/1/46	A2	1,500,000	1,523,871
4.00%, 5/1/49	A2	2,505,000	2,344,885
St. Paul, Hsg. & Redev. Auth. Rev. Bonds, (SPCPA Bldg. Co.), Ser. A, 4.625%, 3/1/43	BB-	350,000	300,865
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Hmong College Preparatory Academy), 5.00%, 9/1/55	BB+	2,500,000	2,286,052
Ser. A, 5.00%, 12/1/37	BBB-	500,000	501,147
(Twin Cities Academy), Ser. A, 5.00%, 7/1/35	BB	250,000	245,114
(German Immersion School), Ser. A, 5.00%, 7/1/33	BB	500,000	500,128
(Nova Classical Academy), Ser. A, 4.00%, 9/1/36	BB+	950,000	876,683
(Nova Classical Academy), 4.00%, 9/1/31	BB+	350,000	337,462
(Nova Classical Academy), 2.00%, 9/1/26	BB+	235,000	220,611
St. Paul, Hsg. & Redev. Auth. Energy Rev. Bonds, Ser. A, 4.00%, 10/1/33	A-	650,000	665,417
St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A
4.00%, 11/15/37	Baa1	1,000,000	972,478
4.00%, 11/15/36	Baa1	1,000,000	982,483
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds
(HealthPartners Oblig. Group), Ser. A, 5.00%, 7/1/32	A2	500,000	508,047
(HealthPartners), 5.00%, 7/1/30	A2	1,000,000	1,016,966
St. Paul, Hsg. & Redev. Auth. Hosp. Fac. Rev. Bonds, (Healtheast Care Syst.), Ser. A, U.S. Govt. Coll., 5.00%, 11/15/40 (Prerefunded 11/15/25)	AAA/P	650,000	669,241
St. Paul, Metro. Council Area G.O. Bonds, (Waste Wtr.), Ser. I, 3.00%, 3/1/27	Aaa	750,000	749,997
St. Paul, Port Auth. Dist. Energy Rev. Bonds, Ser. 23-3, 4.75%, 10/1/43	A-	1,000,000	1,034,990
St. Paul, Port Auth. Lease Rev. Bonds, (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	680,000	680,470
U. of MN Rev. Bonds, Ser. A
5.00%, 9/1/42	Aa1	1,410,000	1,472,389
5.00%, 4/1/41	Aa1	2,000,000	2,047,428
5.00%, 9/1/40	Aa1	1,460,000	1,529,788
Warren-Alvarado-Oslo, G.O. Bonds, (Indpt. School Dist. No. 2176), Ser. A
3.625%, 2/1/40	Aa1	1,120,000	1,097,975
3.50%, 2/1/39	Aa1	1,300,000	1,264,034
3.25%, 2/1/36	Aa1	625,000	620,318
Western MN Muni. Pwr. Agcy. Rev. Bonds
(Red Rock Hydroelectric), Ser. A, 5.00%, 1/1/49	Aa2	3,500,000	3,638,531
Ser. A, 5.00%, 1/1/32	Aa2	500,000	517,130
Winona, G.O. Bonds, (Indpt. School Dist. No 861), Ser. A, 4.00%, 2/1/31	AAA	1,075,000	1,142,230
Wright Cnty., COP, Ser. A, 3.00%, 12/1/39	AA	1,050,000	928,764
Wright Cnty., G.O. Bonds
Ser. A, 3.45%, 12/1/37	AA+	1,680,000	1,627,589
(Cap. Impt. Plan), Ser. A, 3.30%, 12/1/35	AA+	2,050,000	2,016,291

			179,533,704
New Jersey (0.1%)
NJ State Econ. Dev. Auth. Rev. Bonds, (NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB+	260,000	260,712

			260,712
Ohio (0.1%)
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.00%, 7/1/40	A	250,000	252,776

			252,776
Puerto Rico (0.3%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/37	BB/P	500,000	477,540

			477,540
Washington (0.6%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	1,000,000	1,062,420

			1,062,420

Total municipal bonds and notes (cost $186,137,862)			$184,318,039

SHORT-TERM INVESTMENTS (0.2%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.51%(AFF)	304,292	$304,292

Total short-term investments (cost $304,292)		$304,292
TOTAL INVESTMENTS

Total investments (cost $186,442,154)		$184,622,331

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2023 through February 29, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $186,008,681.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$281,599	$45,593,438	$45,570,745	$71,326	$304,292

	Total Short-term investments	$281,599	$45,593,438	$45,570,745	$71,326	$304,292
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.30%, 5.44%, 5.60%, 5.32%, 5.33% and 5.27%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	23.7%
	Education	23.6
	Health care	22.9
	Utilities	10.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$184,318,039	$—
Short-term investments	—	304,292	—

Totals by level	$—	$184,622,331	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com